COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 12:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases office space, office equipment and various motor vehicles under operating leases.

1.	The Company's office space and office equipment are rented under several operating leases.

Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, were as follows:

2014	$16,294
2015	14,767
2016	12,781
2017	11,610
2018	9,607
2019 and thereafter	43,278

$108,337

Rent expenses for the years 2013, 2012 and 2011 were approximately $ 18,219, $ 17,373 and $18,607, respectively.

2.	The Company leases its motor vehicles under cancelable operating lease agreements.

The minimum payment under these operating leases, upon cancellation of these lease agreements was $881 as of December 31, 2013.

Lease expenses for motor vehicles for the years 2013, 2012 and 2011 were $ 4,806, $ 4,798 and $5,707, respectively.

b.	Other commitments:

The Company is obligated under certain agreements with its suppliers to purchase goods and, under an agreement with its manufacturing subcontractor, to purchase projected inventory and excess inventory. Non-cancelable obligations, net of provisions, as of December 31, 2013, were $2,363. These obligations are expected to be fulfilled during 2013.

The Company is also obligated under certain agreements with its suppliers to purchase licenses and hosting services. These non-cancelable obligations as of December 31, 2013, were $12,938.

c.	Legal proceedings:

1.
In December 2006, Calyon Corporate and Investment Bank ("Calyon") filed a suit against the Company in the District Court of Tel Aviv, demanding repayment of $ 648 plus accrued interest, for a total amount of $ 740. The Company deducted this amount in January 2004 from a payment transferred in connection with the acquisition of Thales Contact Solutions ("TCS"). The Company had notified TCS in 2004 that it had set off such amount with respect to an overdue payment by TCS to the Company. The dispute was submitted to mediation, however the mediation process failed and the proceedings were returned to the District Court of Tel Aviv. Trial was held on September 11, 2011, and on May 6, 2012 the Court ruled in favor of the Company, dismissing all claims filed by Calyon and ordering it to pay the Company legal expenses. On June 26, 2012, Calyon filed an appeal with Israel's Supreme Court. A hearing took place on November 20, 2013 in which the Supreme Court ruled that the Company is obligated to pay Calyon an amount equal to 55% of the original amount of $648, plus interest.  The Company paid such amount to Calyon and the case has been resolved.

2.
On July 15, 2010, Tal-Yam Engineering Projects Management and Initiation ("Tal-Yam") filed a suit against the Company in the Tel Aviv Magistrate's Court. The suit alleges a breach of contract due to failure to pay for services rendered to the Company. Tal-Yam is seeking damages in the amount of approximately NIS 1.0 million (approximately $288) and disclosure of certain invoices and related documentation. The Company submitted its statement of defense on October 24, 2010. The parties participated in mediation proceedings that were not successful. Trial hearings took place during January 2013, and summations were filed by Tal Yam on April 24, 2013 and by the Company on June 16, 2013.  Tal Yam filed its rejoinder summations on July 11, 2013. The Company is awaiting the court's ruling and is currently unable to evaluate the probability of a favorable or unfavorable outcome.

3.
On November 24, 2013, Jamshy Software Engineering Ltd. ("Jamshy") filed a suit against the Company in the Tel Aviv Magistrate's Court. The suit alleges failure by the Company to pay Jamshy for software development services that were rendered. Jamshy is seeking damages in the amount of approximately NIS 450 thousands (approximately $130). On January 20, 2014, the Company filed its Statement of Defense, and on March 20, 2014, the Company filed a counterclaim against Jamshy, alleging a breach of contract and claiming damages in the amount of approximately NIS 1.4 million (approximately $390). The parties were referred to mediation proceedings by the Court, and a pre-trial hearing will be held on May 8, 2014. The Company is currently unable to evaluate the probability of a favorable or unfavorable outcome in this dispute.

4.
On November 7, 2012, a former employee of Actimize Inc. filed a suit in the United States District Court for the Southern District of New York claiming discrimination on the basis of disability. The suit includes a claim for reinstatement as well as compensatory damages and other relief. The parties engaged in mediation, but the mediation did not result in the resolution of the case. A settlement conference was held on February 10, 2014, but no settlement was reached. The Company is unable to evaluate the probability of a favorable or unfavorable outcome in this dispute.

5.
The Company is involved in various other legal proceedings arising in the normal course of its business. Based upon the advice of counsel, the Company does not believe that the ultimate resolution of these matters will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.